DIRECTORS' REMUNERATION (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DIRECTORS' REMUNERATION
Directors' remuneration for qualifying services	£ 1,285	£ 856	£ 532
Senior management loss of office		132
Share based payments	1,522	431	20
Total remuneration for directors and key management	£ 2,807	£ 1,419	£ 552